Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
Income taxes

12.       Income taxes

Cayman Islands and British virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

Pursuant to the FEIT, JA Hebei received approval to enjoy a 2-year corporate income tax exemption for 2006 and 2007, as well as a 50% corporate income tax reduction from 2008 to 2010. After the new Corporate Income Tax law became effective on January 1, 2008, JA Hebei was entitled to enjoy grandfathering treatments for the unutilized tax holiday until expiration. The Company believes that the income generated by assets newly acquired by JA Hebei through a capital injection made in 2008 were also subject to the above mentioned grandfathered tax holiday and has been in compliance with the tax filing requirements.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, Solar Silicon Valley, which was acquired in 2011, are not entitled to the tax holiday.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. As the original approval certificate was obtained in 2011, JA Hebei used the above-mentioned 2+3 holiday for the year ended December 31, 2010. Under the new CIT Law, where the transitional preferential CIT policies and the preferential policies prescribed under the new CIT Law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. JA Hebei chose to enjoy the preferential income tax for an ANTE from January 1, 2011. JA Hebei has performed a self-assessment and determined it has not maintained the required qualification and concluded it does not qualify for the preferential CIT rate starting from 2013. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. As JA Lianyungang was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Lianyungang became entitled to preferential income tax of 15% from 2011 to 2013 with no any other option. JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013 and the original approval certificate was obtained in May 2012. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012.  JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014. As JA Wafer R&D was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Wafer R&D became entitled to preferential income tax of 15% from 2012 to 2014 with no any other option.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2011 and 2012 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 3,420,287 and RMB 2,495,613, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 342,029 and RMB 249,561 as of December 31, 2011 and 2012.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA Lux is incorporated in Luxemburg and is subject to a 28.80% corporate tax rate.

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current tax	(289,522)	(63,410)	(101,975)
Deferred tax	36,815	5,587	1,350
	(252,707)	(57,823)	(100,625)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	3,841	303
Amortization of intangible assets	281	2,054
Accrued warranty costs	11,333	19,294
Accrued expenses	13,009	23,074
Net loss carried forward	111,883	293,861
Depreciation of property, plant and equipment	41,896	92,235
Inventory write-down and idle capacity charges	32,821	22,367
Allowance for doubtful accounts	4,427	59,979
Allowance for advance to suppliers	14,123	31,199
Impairment loss on property, plant and equipment	62,304	120,357
Loss for equity investment in a joint venture	—	6,795
Others	9,628	24,607
Deferred tax assets	305,546	696,125
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(10,691)	(25,614)
Deferred tax liabilities	(10,691)	(25,614)

Less: valuation allowance	(202,235)	(576,541)
Deferred tax assets-net	92,620	93,970

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Current	39,851	20,031
Non-Current	63,460	99,553
	103,311	119,584
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(10,691)	(25,614)
	(10,691)	(25,614)
	92,620	93,970

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	48,990	76,174	202,235
Allowance made during the year	27,184	126,061	374,306
Reversals	—	—	—
Balance at end of the year	76,174	202,235	576,541

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings.

Reconciliation between the provision for income tax computed by applying the statutoryCIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
PRC enterprise income tax	25%	(25)%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	1.2%	3.68%	5.62%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(11.5)%	(6.09)%	(2.10)%
Effect of tax rate change (2)	(0.4)%	15.29%	(2.69)%
Additional tax for previously approved tax holiday(3)	—%	—%	5.29%
Withholding tax for dividend distribution	—%	—%	1.35%
Valuation allowance	(1.8)%	23.54%	23.97%
	12.5%	11.42%	6.44%

(1)         Effect of tax holiday and differential tax rates of certain subsidiaries decreased from 6.09% to 2.10%, which was mainly due to that certain subsidiaries that are entitled to tax holiday incurred tax losses in 2012.

(2)         Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which is mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013. Such enacted rate applicable for future years is used in deferred tax calculation for those two entities. Effect of tax rate change decreased from 15.29% in 2011 to (2.69)% in 2012, which is mainly due to that JA Hebei will not be entitled to ANTE preferential income tax rate of 15% from 2013. Such enacted rate applicable for future years is used in deferred tax calculation for JA Hebei.

(3)         In June 2012, JA Hebei received ruling from the local tax bureau of Xingtai City, Hebei Province (“the Local Tax Beureau”), which ruled that JA Hebei should not have enjoyed the previously grandfathered tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2008 (the “2008 Capital Injection”). Consequently, the Company recorded tax payable of RMB 81,180 at the end of the second quarter of 2012 and made subsequent payment in July 2012. However, the Company believed its tax position related to the 2008 Capital Injection had been in compliance with the PRC Corporate Income Tax Law, and therefore appealed in September 2012. In December 2012, the Company received full refund from the local tax bureau and recognized a tax benefit of RMB 81,180 offsetting the initial charge in the fourth quarter. In February 2013, JA Hebei received another notice from the Local Tax Bureau, which ruled that from 2008, JA Hebei should not have enjoyed the previously approved tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2007 (the “2007 Capital Injection”).

Consequently, the Company recorded additional income tax expenses of RMB 82,549 at the end of 2012 and made subsequent payment in March 2013. The Company believed its previous tax position related to the 2007 capital injection had been in compliance the tax law and such tax holiday and treatment had been approved by the local and province level tax authorities.  The tax payment requested by local tax bureau is a discrete item in 2012, which is a result of local tax authority’s new interpretation of the existing tax law.

The Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
The aggregate dollar effect	274,886	6,290	—
Per share effect-basic	1.69	0.04	—
Per share effect-diluted	1.61	0.04	—